Basis of Presentation and General Information, General Information (Details)				6 Months Ended		12 Months Ended
	Jul. 09, 2026 shares	Dec. 24, 2025	Apr. 14, 2025 USD ($) Vessel $ / shares shares	Jun. 30, 2026 Subsidiary $ / shares shares	Jun. 30, 2025 shares	Dec. 31, 2025 $ / shares shares	Apr. 07, 2025 $ / shares
Basis of Presentation and General Information [Abstract]
Number of vessels owned by each subsidiary | Vessel			1
Working capital contribution | $			$ 10,356,450
Common shares, shares issued (in shares)			31,823	582,524		187,049
Common shares, shares outstanding (in shares)			31,823	582,524		184,991
Preferred shares, par value (in dollars per share) | $ / shares							$ 0.001
Number of shares of common stock issued for shares of Company stock (in shares)			1
Number of shares of Company common stock held to receive stock (in shares)			8
Reverse stock split ratio		0.2
Number of wholly owned subsidiaries | Subsidiary				7
Subsequent Event [Member]
Basis of Presentation and General Information [Abstract]
Common shares, shares issued (in shares)	582,297
Common shares, shares outstanding (in shares)	582,297
Reverse stock split ratio	0.07
Series A Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)			2,000,000		2,000,000
Preferred shares, dividend rate			1.00%	1.00%		1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares			$ 25
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001
Series B Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares, issued (in shares)			40,000	40,000		40,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001		$ 0.001